Related party transactions: (Tables)	12 Months Ended
Dec. 31, 2012
Related party transactions:
Schedule of related party transactions

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Research and development	$223	$148	$314
General and administrative	1,007	338	1,164
Sales and marketing	2,830	2,598	3,501

	$4,060	$3,084	$4,979